Submission	Apr. 16, 2026
Submission [Line Items]
Central Index Key	0001837532
Registrant Name	Apollo Debt Solutions BDC
Registration File Number	333-275147
Form Type	N-2
Submission Type	N-2MEF
Fee Exhibit Type	EX-FILING FEES